Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Gross lease obligation – minimum lease payments
1 year	$ 86,575	$ 200,755
2- 3 years	9,250	64,375
4-5 years
Future interest expense on lease obligations	(4,343)	(13,480)
Total lease liability	91,482	251,650
Current lease liability	82,569	189,368
Non-current lease liability	8,913	62,282
Total lease liability	$ 91,482	$ 251,650